Income and expenses - Income taxes - Current income taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income taxes [abstract]
Estimated tax liability for the period	€ (2,926)	€ (1,216)	€ (1,530)
Tax adjustments to the previous period	0	0	412
Deferred income taxes	331	791	596
Total income taxes for the period	€ (2,595)	€ (425)	€ (522)	[1]

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.